Goodwill	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Goodwill
26	Goodwill

	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	—	—	(70,552)

	9,046,830	—	—	9,046,830

	As of January 1, 2021	Increase	Decrease	As of December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	(128,722)	—	(199,274)

	9,046,830	(128,722)	—	8,918,108

	As of January 1, 2022	Increase	Decrease	As of December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	(126,207)	—
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	(2,800)	—
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	(129,007)	8,988,375
Less: Impairment losses (a)	(199,274)	(6,663)	129,007	(76,930)

	8,918,108	(6,663)	—	8,911,445

(a)	As of December 31, 2022, Pingan Jixin, Lu International (Hong Kong) Limited, and Jinniu Loan were fully impaired. Tianjin Guarantee and Yunque Dongfang were written off.

( b )	Impairment testing for goodwill
The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGU to their carrying amounts. The recoverable amount of CGU and groups of CGU is the higher of value-in-use
and fair value less costs of sale.
Management performed the
value-in-use
calculations to determine the recoverable amounts.
Value-in-use
is calculated to determine the recoverable amount based on discounted cash flows with reference to cash flow projection developed based on financial budgets covering a three to seven-year period approved by management of the Group. A period longer than five years is being adopted in the projections as the Group’s business is still at an early stage and required time building up its economic of scale. Therefore, from the viewpoint of management of the Group and the market participants, the Group’s business is expected to reach a steady and stable terminal growth rate likely after an three to seven-year’s period.
The key assumptions used for
value-in-use
calculations are as follows:

	As of December 31,
	2020	2021	2022
Pre-tax discount rates	24%-27%	27%	19%
Revenue growth rates	3%-275%	3%-8%	-22%-30%
Long term growth rate	3%	3%	2%
The recoverable amount of Puhui exceeded its carrying amount:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Recoverable amount of the CGU exceeded its carrying amount	58,347,954	46,780,343	31,032,688
The following table sets forth the impact of reasonable possible changes in
e
ach of the key assumptions, with all other variables held constant, on Puhui impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to exceed its recoverable amount at the dates indicated.

	Recoverable amount of the CGU exceeded its carrying amount
	As of December 31,
Possible changes of key assumptions	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue growth rate decrease by 5%	51,446,124	45,153,184	12,785,375
Pre-tax discount rate plus 1%	54,371,643	43,239,361	25,826,383

The high growth rate deployed in 2020 assessment was mainly due to the substantial increase in the business volume of Tianjin Guarantee during the early period after the acquisition. The growth rate deployed in 2021 assessment changed significantly due to the integration of business of Tianjin Guarantee with Puhui Guarantee following the self-investigation and rectification for the regulatory interview on April 29, 2021. As a result, impairment loss amounting to RMB 126 million was recognized in 2021.
Based on management’s assessment on the recoverable amounts of the CGU, impairment losses amounting to nil, RMB129 million and RMB6.7 million were recognized for the years ended December 31, 2020, 2021 and 2022, respectively. Other than the aforementioned impairment, the results of cash flow projections exceed the carrying amount of each related cash-generating unit or group of units. However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses of these assets in the foreseeable future.